Information on related parties	12 Months Ended
Dec. 31, 2024
Information On Related Parties
Information on related parties

18.	Information on related parties

The following table provides the transactions performed for the years ended December 31, 2024, 2023 and 2022, and the accounts payable to/receivable from related parties as of December 31, 2024, 2023 and 2022:

		Income	Expenses	Receivables	Payables
		ARS000	ARS000	ARS000	ARS000

Associates:

Termoeléctrica José de San Martín S.A.	12-31-2024	—	—	—	—
	12-31-2023	497	—	—	—
	12-31-2022	4,543	—	340	—

Distribuidora de Gas Cuyana S.A. (1)	12-31-2024	300,546	12,585,818	—	1,379,412
	12-31-2023	97,170	9,921,370	—	617,464
	12-31-2022	117,616	8,875,719	—	799,295

Distribuidora de Gas del Centro S.A.	12-31-2024	—	—	—	—
	12-31-2023	97,279	—	—	—
	12-31-2022	117,616	—	—	43,943

Ecogas Inversiones S.A.	12-31-2024	—	—	—	—
	12-31-2023	—	—	6,368,591	—
	12-31-2022	—	—	—	—

Energía Sudamericana S.A.	12-31-2024	36,869	—	27,297	—
	12-31-2023	94,779	—	—	—
	12-31-2022	—	—	—	—

Related companies:

RMPE Asociados S.A. (2)	12-31-2024	1,935	6,990,811	31	—
	12-31-2023	1,550	7,147,266	—	—
	12-31-2022	3,410	9,354,506	54	—

RPU Agropecuaria S.A.	12-31-2024	2,350	—	—	—
	12-31-2023	—	—	—	—
	12-31-2022	—	—	—	—

Full Logistics S.A.	12-31-2024	7,558	—	35,660	—
	12-31-2023	—	—	—	—
	12-31-2022	—	—	—	—

M. Dodero Compañía General de Servicios S.A.	12-31-2024	4,175	—	19,954	—
	12-31-2023	—	—	—	—
	12-31-2022	—	—	—	—
Total	12-31-2024	353,433	19,576,629	82,942	1,379,412
	12-31-2023	291,275	17,068,636	6,368,591	617,464
	12-31-2022	243,185	18,230,225	394	843,238

(1)	Acquisition of natural gas for our thermal station located in Mendoza province. The purchase price is set according to current regulation of the natural gas market.
(2)	Administrative, financial, commercial, human resources and general management services rendered under the terms of the management assistance agreement. The management assistance fee is calculated as a percentage of revenues.

Balances and transactions with shareholders

As at December 31, 2024 and 2023, there is a balance of 100,334 and 41,523 due from shareholders, corresponding to the tax on personal goods paid by the Company as a substitute taxpayer.

As described in Note 2.2.16, on January 18, 2017, the subsidiary CPR entered into a stock option agreement with its minority shareholder at that time.

During the fiscal year ended December 31, 2024, the Group sold 2.96% of its shareholding in controlled companies, without losing control over these companies. According to IFRS 10, the effects of this transaction were recognized directly in equity.

On January 7, 2025, the Shareholders' Meeting of the subsidiary CPR approved the redemption of all the shares owned by CPR minority shareholders, except for one share retained by Vientos la Genoveva II S.A.U., under the terms of article 220 paragraph 1 of the General Companies Law ("LGS"), and voluntarily reduced the capital stock under the terms of article 203 of the LGS. Subsequently, on March 31, 2025 CPSA acquired the share that had been retained by Vientos La Genoveva II S.A.U.

On March 31, 2025, CPSA’s Board of Directors approved proceeding with the corporate reorganization whereby, subject to approval by the Shareholders’ Meeting of the companies involved convened for May 22, 2025, CPSA will absorb CPR’s assets and liabilities, thereby assuming ownership of all assets, liabilities, rights, and obligations of CPR as of the effective date of the merger. Since CPSA holds 100% of CPR’s shares, CPSA’s equity will not increase as a result of the merger. As a result of the merger, CPR will be dissolved without liquidation. The effective date of the merger shall occur after CNV grants administrative approval.

Key management personnel compensation

During 2024, 2023 and 2022, short-term employee benefits compensation for key management personnel amounted to approximately Argentine pesos 3,734 million, 1,215 million and 408 million, respectively (all figures stated in nominal values).

Terms and conditions of transactions with related parties

Balances at the related reporting period-ends are unsecured and interest free. There have been no guarantees provided or received for any related party receivables or payables.

For the years ended December 31, 2024, 2023 and 2022, the Group has not recorded any impairment of receivables relating to amounts owed by related parties. This assessment is undertaken at the end of each reporting period by examining the financial position of the related party and the market in which the related party operates.